Long-term loan as presented in fs (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Current portion of long-term loan	$ 857	$ 0
Long-term loan	14,261	14,818
Total Long-term loan	$ 15,118	$ 14,818	$ 0